Income Taxes Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Income Tax Disclosure [Abstract]
U.S. Federal	$ (30,056)	$ (46,164)	$ (1,087)
U.S. States	1,751	(75)	524
Foreign	14,635	9,868	7,590
Total current income tax (benefit) provision	(13,670)	(36,371)	7,027
U.S. Federal, net of federal benefit of state	36,911	41,970	(52,728)
U.S. State	781	20	363
Foreign	(4,730)	(1,536)	(1,597)
Total deferred income tax provision (benefit)	32,962	40,454	(53,962)
Total income tax provision (benefit)	$ 19,292	$ 4,083	$ (46,935)